Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned and unrealized gain on investments held in Trust Account	$ 7,136		$ 46,127
Less: interest available to be withdrawn for payment of taxes	(7,136)		(46,127)
Net income allocable to shares subject to possible redemption
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted	27,432,558	6,000,000 [1]	22,803,959
Basic and diluted	$ 0.00	$ 0.00	$ 0.00
Numerator: Net loss minus Net Earnings allocable to common stock subject to possible redemption
Net loss	$ (14,001,087)		$ (5,047,405)
Less: Net income allocable to common stock subject to possible redemption
Non-Redeemable Net loss	$ (14,001,087)		$ (5,047,405)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock (in Shares)	7,067,442		8,546,870
Basic and diluted net income per share, Non-redeemable Common stock (in Dollars per share)	$ (1.98)		$ (0.59)

[1]	Excluded up to 900,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On January 14, 2021, the Company effected a stock dividend of 0.2 shares of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 6,900,000 shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the stock dividend.